SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year Ended December 31
(US$ MILLIONS)	2018	2017	2016
Interest paid	$456	$103	$74
Income taxes paid	$112	$41	$9

Disclosure of changes in non-cash working capital
Details of "Changes in non-cash working capital, net" on the consolidated statements of cash flow are as follows:

	Year Ended December 31
(US$ MILLIONS)	2018	2017	2016
Accounts receivable	$(11)	$(520)	$(55)
Inventory	153	(259)	60
Prepayments and other	(89)	185	(123)
Accounts payable and other	(322)	143	127
Changes in non-cash working capital, net	$(269)	$(451)	$9

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of liabilities arising from financing activities as at December 31, 2018:

(US$ MILLIONS)	2018	2017
Balance at January 1,	$3,265	$1,551
Cash flows	4,568	349
Non-cash changes:
Acquisitions / (Disposition) of subsidiaries	3,258	1,386
Foreign currency translation	(299)	(7)
Fair value	43	—
Other changes	31	(14)
Balance at December 31,	$10,866	$3,265